CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 CNY (¥) ¥ / shares	Dec. 31, 2019 CNY (¥) ¥ / shares
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net revenues	¥ 2,386,520	$ 374,497	¥ 1,897,883	¥ 2,051,354
Cost of revenues(a)	(1,201,419)	(188,529)	(1,066,842)	(1,173,834)
Gross profit	1,185,101	185,968	831,041	877,520
Selling and marketing expenses(a)	(878,130)	(137,798)	(906,337)	(1,119,698)
General and administrative expenses(a)	(569,985)	(89,443)	(630,618)	(723,306)
Research and development expenses(a)	(106,098)	(16,649)	(100,466)	(132,672)
Operating loss	(369,112)	(57,922)	(806,380)	(1,098,156)
Interest income (expense), net	2,335	366	(199)	15,859
Other income	5,572	875	5,201	246
Foreign currency exchange gains (loss), net	(518)	(81)	(4,849)	1,614
Loss before income taxes	(361,723)	(56,762)	(806,227)	(1,080,437)
Income tax benefit (expense)	(114,057)	(17,898)	35,034	41,559
Net loss	(476,000)	(74,660)	(771,193)	(1,038,878)
Less: Net loss attributable to non-controlling interests	(1,233)	(193)	(4,550)	(2,792)
Net loss attributable to Class A and Class B ordinary shareholders	¥ (474,547)	$ (74,467)	¥ (766,643)	¥ (1,036,086)
Basic loss per Class A and Class B ordinary share | (per share)	¥ (8.43)	$ (1.32)	¥ (14.11)	¥ (19.41)
Diluted loss per Class A and Class B ordinary share | (per share)	¥ (8.43)	$ (1.32)	¥ (14.11)	¥ (19.41)
Net loss	¥ (476,000)	$ (74,660)	¥ (771,193)	¥ (1,038,878)
Other comprehensive income (loss)
Foreign currency translation adjustment	(421)	(66)	(2,266)	914
Comprehensive loss	(476,201)	(74,726)	(773,459)	(1,037,964)
Less: Comprehensive loss attributable to non-controlling interests	(1,233)	(193)	(4,550)	(2,792)
Comprehensive loss attributable to Class A and Class B ordinary shareholders	¥ (474,968)	$ (74,533)	¥ (768,909)	¥ (1,035,172)